Average Annual Total Returns - Delaware Tax-Free Minnesota Intermediate Fund	Bloomberg 3-15 Year Blend Municipal Bond Index 1 year	Bloomberg 3-15 Year Blend Municipal Bond Index 5 years	Bloomberg 3-15 Year Blend Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	(6.42%)	1.48%	2.07%	(11.07%)	(0.24%)	0.97%	(11.07%)	(0.24%)	0.96%	(5.70%)	0.40%	1.37%	(10.23%)	(0.51%)	0.42%	(8.35%)	0.51%	1.83%	Dec. 31, 2013